CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,557)	$ (21,057)	$ (105,968)	$ (19,576)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation	7,736	0	9,235	0
Depreciation and amortization	26,982	8,190	60,498	13,904
Non-cash lease expense	740	0	1,721	0
Change in fair value of derivative warrant liabilities	(6,793)	0	10,337	0
Non-cash loss from change in fair value on interest rate collar	592	0	106	0
Loss on extinguishment of debt	0	0	0	2,317
Gain on PPP loan forgiveness	0	0	0	(6,824)
Amortization of debt issuance costs	677	767	1,575	1,139
Amortization of related party liability	(12,186)	0	(4,058)	0
Deferred income taxes	(5,823)	90	(7,021)	9,374
Loss on impairment of goodwill	68,715	0	0	0
Loss on impairment of right of use assets	0	0	3,643
Loss (gain) on disposal of equipment	(2)	35	62	52
Loss on write-off of loan receivable	0	0	0	2,555
Changes in operating assets and liabilities, net of impact of business combinations:
Accounts receivable	(204)	3,524	(2,071)	(5,057)
Related party accounts receivable	265	0	(816)	0
Inventories	6,382	(13,008)	(1,300)	(6,010)
Prepaid expenses	(213)	658	996	(1,097)
Other current assets and other assets	(250)	(352)	138	612
Accounts payable	(1,021)	9,635	4,382	9,647
Related party accounts payable	43	0	(354)	0
Operating lease liabilities	(724)	0	(2,560)	0
Other current liabilities and other liabilities	(39,336)	1,481	1,680	2,493
Net cash (used in) provided by operating activities	(74,977)	(10,037)	(29,775)	3,529
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(247)	(248)	(455)	(863)
Capital expenditure on property and equipment	(1,340)	(661)	(1,591)	(424)
Advances for note receivable	0	0	0	(2,500)
Proceeds from trust account	44,883	0	0	0
Cash received for interest rate collar premium	0	0	52	0
Net cash (used in) provided by investing activities	(544,367)	(909)	(1,994)	(3,787)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	118,000	0	70,000	0
Payment of PIPE transaction costs	0	0	(1,068)	0
Proceeds from FPA investments	333,000	0	0	0
Proceeds from term loan	175,000	0	0	110,000
Repayment of term loan	(4,348)	(1,375)	(8,777)	(72,455)
Proceeds from revolving credit facility	14,117	6,000	35,000	20,000
Repayment of revolving credit facility	0	0	(49,117)	(44,000)
Proceeds from note payable	0	0	2,420	0
Repayment of note payable	0	0	(1,452)	0
Payment of debt issuance costs	(6,304)	(742)	0	(6,383)
RSU taxes paid on behalf of employees	0	0	(1,473)	0
Distribution to pay withholding taxes	0	0	(1,204)	0
Payment of dividends	0	0	0	(2,000)
Net cash (used in) provided by financing activities	629,465	3,883	44,329	5,162
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	12,560	4,904
Effect of foreign exchange rates on cash and cash equivalents	(36)	96	(147)	(32)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	6,477	13,444	10,163	8,572
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	10,163	6,477	22,576	13,444
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	152	3	0	0
Interest	5,550	5,053	17,331	10,014
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals	406	43	318	86
Obagi China Distribution to shareholder	0	13,113	0	0
Conversion of promissory note to warrants	650	0	0	0
Obagi
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Business Combinations, net of cash acquired	(465,010)	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary shares for Business Combinations	277,824	0	0	0
Milk
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Business Combinations, net of cash acquired	(122,653)	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary shares for Business Combinations	$ 200,087	$ 0	$ 0	$ 0